UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2009

Date of reporting period:  August 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
August 31, 2008 (Unaudited)
Grubb & Ellis AGA Realty Income Fund

			Shares	Value
PREFERRED STOCKS - 81.98%
Real Estate Investment Trusts - 81.98%
AMB Property Corp. Series O, 7.000%			200	$4,200
AMB Property Corp. Series L, 6.500%			400	7,778
Apartment Investment & Management Co. Series Y, 7.875%			700	15,393
Apartment Investment & Management Co. Series U, 7.750%			700	15,645
Apartment Investment & Management Co. Series T, 8.000%			1,100	24,420
BioMed Realty Trust, Inc. Series A, 7.370%			1,100	21,384
BRE Properties, Inc. Series C, 6.750%			700	13,972
BRE Properties, Inc. Series D, 6.750%			1,000	19,950
CapLease, Inc. Series A, 8.1250%			800	15,400
CBL & Associates Properties, Inc. Series C, 7.750%			700	14,630
CBL & Associates Properties, Inc. Series D, 7.375%			1,100	21,560
Developers Diversified Realty Corp. Series I, 7.500%			500	9,885
Developers Diversified Realty Corp. Series H, 7.370%			500	9,780
Digital Realty Trust, Inc. Series B, 7.870%			1,000	22,165
Duke Realty Corp. Series M, 6.950%			800	16,176
Entertainment Properties Trust Series B, 7.750%			700	14,091
Entertainment Properties Trust Series D, 7.375%			900	17,298
Glimcher Realty Trust Series F, 8.750%			1,000	13,900
Glimcher Realty Trust Series G, 8.125%			1,000	13,300
HCP, Inc. Series E, 7.250%			1,000	19,950
Hospitality Properties Trust Series C, 7.000%			1,400	22,050
Kilroy Realty Corp. Series E, 7.800%			300	6,394
Kilroy Realty Corp. Series F, 7.500%			700	14,193
Kimco Realty Corp. Series F, 6.650%			300	6,240
LaSalle Hotel Properties Series G, 7.250%			800	14,400
Lexington Realty Trust Series D, 7.550%			900	14,958
Maguire Properties, Inc. Series A, 7.625%			1,700	22,525
PS Business Parks, Inc. Series O, 7.375%			1,000	20,150
PS Business Parks, Inc. Series H, 7.000%			200	3,910
PS Business Parks, Inc. Series I, 6.875%			1,300	24,557
Public Storage Series M, 6.625%			700	14,483
Public Storage Series C, 6.600%			700	14,539
Public Storage Series Z, 6.250%			400	7,896
Regency Centers Corp. Series D, 7.250%			700	14,784
SL Green Realty Corp. Series C, 7.625%			300	6,669
Strategic Hotels & Resorts, Inc. Series B, 8.250%			1,000	16,000
Strategic Hotels & Resorts, Inc. Series C, 8.250%			1,400	22,750
Strategic Hotels & Resorts, Inc. Series A, 8.500%			400	6,402
Sunstone Hotel Investors, Inc. Series A, 8.000%			800	13,912
Taubman Centers, Inc. Series G, 8.000%			200	4,424
UDR, Inc. Series G, 6.750%			300	6,198
Vornado Realty Trust Series Series I, 6.6250%			300	6,225
Vornado Realty Trust, Series H, 6.750%			300	6,330
TOTAL PREFERRED STOCKS (Cost $589,843)				600,866

			Shares	Value
COMMON STOCKS - 1.57%
Real Estate Management & Development - 1.57%
Jones Lang LaSalle, Inc.			230	11,454
TOTAL COMMON STOCKS (Cost $10,817)				11,454

			Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 8.26%
Cogdell Spencer, Inc.			210	4,078
DCT Industrial Trust, Inc.			2,460	18,352
General Growth Properties, Inc.			770	19,966
Sunstone Hotel Investors, Inc.			1,000	14,180
U-Store-It Trust			320	4,000
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $59,687)				60,576

			Principal
			Amount	Value
SHORT TERM INVESTMENTS - 7.65%
Fidelity Government Portfolio I
4.810% (a)			24,548	24,548
Fidelity Money Market Portfolio
4.920% (a)			24,398	24,398
First American Prime Obligations Fund
4.610% (a)			7,115	7,115
TOTAL SHORT TERM INVESTMENTS (Cost $56,061)				$56,061

Total Investments (Cost $716,408) - 99.46%				$728,957
Other Assets in Excess of Liabilities - 0.54%				3,971
TOTAL NET ASSETS - 100.00%				$732,928

Footnotes

Percentages are stated as a percent of net assets.

(a) Variable Rate

The cost basis of investments for federal income tax purposes at August 31, 2008 was as follows*:

Cost of investments				$716,408
Gross unrealized appreciation				16,393
Gross unrealized depreciation				(3,844)
Net unrealized appreciation				$12,549

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

FAS 157 – Summary of Fair Value Exposure at August 31, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s investments carried at fair value:

		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	$ 728,957	$ 728,957	$ -	$ -
Total	$ 728,957	$ 728,957	$ -	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
                  Joseph Neuberger, President

Date                      October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
                  Joseph Neuberger, President

Date                      October 28, 2008

By        /s/ John Buckel
  John Buckel, Treasurer

Date                      October 28, 2008